Schedule of Contract Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Balance as of December 31, 2022	$ 219,116	$ 147,913
Labor costs expensed	(493,871)	(483,524)
Labor costs deferred	343,357	554,727
Balance as of June 30, 2023	$ 68,602	$ 219,116